EMPLOYEE BENEFIT PLANS - Schedule of Changes in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Fair value of assets – beginning of fiscal year	$ 46,160	$ 47,295
Actual return on plan assets	5,022	883
Company contributions	2,590	2,140
Benefit payments	(4,227)	(4,158)
Fair value of assets – end of fiscal year	49,545	46,160
Defined Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Fair value of assets – beginning of fiscal year	46,160	47,295
Actual return on plan assets	5,022	883
Company contributions	2,044	1,690
Benefit payments	(3,681)	(3,708)
Fair value of assets – end of fiscal year	49,545	46,160
OPEB Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Fair value of assets – beginning of fiscal year	0	0
Actual return on plan assets	0	0
Company contributions	546	450
Benefit payments	(546)	(450)
Fair value of assets – end of fiscal year	$ 0	$ 0